Tax matters - Net operating and Capital losses carryforward (Details) - Capital losses carryforward $ in Millions	Dec. 31, 2020 MXN ($)
Detail of deferred tax assets and liabilities
Loss amount	$ 8,866
Deferred tax assets	2,660
2027
Detail of deferred tax assets and liabilities
Loss amount	498
Deferred tax assets	149
2028
Detail of deferred tax assets and liabilities
Loss amount	3,297
Deferred tax assets	989
2029
Detail of deferred tax assets and liabilities
Loss amount	2,562
Deferred tax assets	769
2030
Detail of deferred tax assets and liabilities
Loss amount	2,509
Deferred tax assets	$ 753